As filed with the Securities and Exchange Commission on May 6, 1999
                         Registration No. 333-71295

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                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14


              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      |_| Pre-Effective Amendment No. ____ |X| Post-Effective Amendment No. 1
                        (Check appropriate box or boxes)
                     ---------------------------------------

                Exact Name of Registrant as Specified in Charter:

                          NATIONS FUND PORTFOLIOS, INC.
                         Area Code and Telephone Number:
                                 (800) 626-2275

                     Address of Principal Executive Offices:
                                111 Center Street
                           Little Rock, Arkansas 72201
                        --------------------------------

                     Name and Address of Agent for Service:
                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201

                                   Copies to:

Robert M. Kurucza, Esq.                Carl Frischling, Esq.
Marco E. Adelfio, Esq.                 Kramer, Levin, Naftalis & Frankel
Morrison & Foerster LLP                919 3rd Avenue
2000 Pennsylvania Ave., N.W.           New York, New York 10022
Suite 5500
Washington, D.C.  20006

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It is proposed that this filing will become effective (check appropriate box):

|X|  Immediately upon filing pursuant to Rule 485(b), or

|_|  on (date) pursuant to Rule 485(b), or

|_|  60 days after filing pursuant to Rule 485(a), or

|_|  on (date) pursuant to Rule 485(a)(1), or

|_|  75 days after filing pursuant to paragraph (a)(2), or

|_|  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


The Registrant has registered an indefinite number of shares of beneficial interest in the Registrant, without par value, under the Securities Act of 1933, pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for the fiscal year ended March 31, 1998, was filed with the Securities and Exchange Commission on June 25, 1998.

                                EXPLANATORY NOTE

The Post-Effective Amendment No. 1 to the Registration Statement of Nations Fund Portfolio, Inc. (the "Company") filed on January 27, 1999 on Form N-14 under the Securities Act of 1933 (the "Registration Statement") hereby incorporates by reference all the information set forth in Parts A, B, and C of the Registration Statement. This Amendment is being file to amend the Registration Statement to include an opinion of counsel supporting the tax consequences of the reorganization of the Nations Pacific Growth Fund into a corresponding fund of the Company. The opinion of counsel is filed herewith pursuant to an undertaking made by the Company in its Registration Statement.

                                  EXHIBIT INDEX

Exhibit
Number        Description


EX-99.12 Opinion and Consent of Morrison & Foerster LLP supporting the tax matters and consequences to shareholders as to the Acquisition of Nations Pacific Growth Fund, by Nations Fund Portfolios, Inc.'s Nations Emerging Markets Fund.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Post-effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1993 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Little Rock, State of Arkansas on the 6th day of May, 1999.

                                           NATIONS FUND PORTFOLIOS, INC.

                                           By:          *
                                                    --------------------------
                                                    A. Max Walker
                                                    President and Chairman
                                                    of the Board of Directors

                                           By:  /s/ Richard H. Blank
                                                    --------------------------
                                                    Richard H. Blank, Jr.
                                                    *Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the date indicated:

       SIGNATURES                            TITLE                          DATE


                *                        President and Chairman        May 6, 1999
---------------------------------------  of the Board of Directors
(A. Max Walker)                          (Principal Executive Officer)


/s/ Richard H. Blank                     Treasurer and Secretary       May 6, 1999
---------------------------------------- (Principal Financial and
(Richard H. Blank, Jr.)                   Accounting Officer)

                *                          Director                    May 6, 1999
----------------------------------------
(Edmund L. Benson, III)

                *                          Director                    May 6, 1999
----------------------------------------
(James Ermer)

                *                          Director                    May 6, 1999
----------------------------------------
(William H. Grigg)

                *                          Director                    May 6, 1999
----------------------------------------
(Thomas F. Keller)

                *                          Director                    May 6, 1999
----------------------------------------
(Carl E. Mundy, Jr.)

                *                          Director                    May 6, 1999
----------------------------------------
(Charles B. Walker)

                *                          Director                    May 6, 1999
----------------------------------------
(Thomas S. Word)

                *                          Director                    May 6, 1999
----------------------------------------
(James B. Sommers)


/s/ Richard H. Blank
----------------------
    Richard H. Blank, Jr.
    *Attorney-in-Fact
